Share-based payments - Summary of number of shares in active share option plans (Details) - Option	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share option plan, granted in 2012 | Options outstanding (exercisable)
Share-based payments
At beginning of period	168,551	179,519
Shares lapsed	(125)
Shares exercised	(168,426)	(10,968)
At end of period		168,551
Share option plan, granted in 2013 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	16,964	12,073
Shares vested	(16,964)	(12,073)
Share option plan, granted in 2013 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,025,307	1,085,178
Shares vested	16,964	12,073
Shares exercised	(137)	(71,944)
At end of period	1,042,134	1,025,307
Share option plan, granted in 2014 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	19,487	13,693
Shares vested	(19,487)	(13,693)
Share option plan, granted in 2014 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,188,070	1,200,990
Shares lapsed	(2)
Shares vested	19,487	13,693
Shares exercised	(11,367)	(26,613)
At end of period	1,196,188	1,188,070
Share option plan, granted in 2015 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	21,107	15,831
Shares vested	(21,107)	(15,831)
Share option plan, granted in 2015 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,364,269	1,398,235
Shares vested	21,107	15,831
Shares exercised	(118,858)	(49,797)
At end of period	1,266,518	1,364,269
Share option plan, granted in 2016 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	30,808	22,920
Shares lapsed		(15)
Shares vested	(30,808)	(22,905)
Share option plan, granted in 2016 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,942,074	2,052,013
Shares lapsed	(58)	(1,323)
Shares vested	30,808	22,905
Shares exercised	(131,628)	(131,521)
At end of period	1,841,196	1,942,074
Share option plan, granted in 2017 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	24,878	19,720
Shares lapsed		(85)
Shares vested	(24,878)	(19,635)
Share option plan, granted in 2017 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,625,618	1,784,890
Shares lapsed	(1,025)	(7,720)
Shares vested	24,878	19,635
Shares exercised	(324,744)	(171,187)
At end of period	1,324,727	1,625,618
Share option plan, granted in 2018 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	891,744	6,024,191
Shares awarded	34,531	164,397
Shares lapsed	(5,910)	(1,066,488)
Shares vested	(905,768)	(4,230,356)
At end of period	14,597	891,744
Share option plan, granted in 2018 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,538,591
Shares lapsed	(5,058)
Shares vested	905,768	4,230,356
Shares exercised	(451,433)	(2,691,765)
At end of period	1,987,868	1,538,591
Share option plan, granted in 2019 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	4,776,149	4,993,019
Shares awarded	132,345	33,885
Shares lapsed	(332,441)	(250,755)
Shares vested	(4,114,390)
At end of period	461,663	4,776,149
Share option plan, granted in 2019 | Options outstanding (exercisable)
Share-based payments
Shares lapsed	(22,984)
Shares vested	4,114,390
Shares exercised	(1,878,327)
At end of period	2,213,079
Share option plan, granted in 2020 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	3,471,012	3,561,710
Shares awarded		754
Shares lapsed	(284,625)	(91,452)
At end of period	3,186,387	3,471,012
Share option plan, granted in 2021 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	4,137,673
Shares awarded		4,228,162
Shares lapsed	(339,688)	(90,489)
At end of period	3,797,985	4,137,673
Share Option Plan, Granted In 2022 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	4,964,496
Shares lapsed	(118,596)
At end of period	4,845,900